Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Trust Assets (Detail) - Trust assets [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension and retirement plans [member]
Disclosure Of Trust Assets [Line Items]
Balance at beginning of year	$ 910	$ 864	$ 872
Actual return on trust assets	113	15	26
Foreign exchange gain	86	4	2
Life annuities	21	28	27
Benefits paid	(136)	(1)	(63)
Acquisitions	698
Balance at end of year	1,692	910	864
Seniority premium plan [member]
Disclosure Of Trust Assets [Line Items]
Balance at beginning of year	102	101	92
Actual return on trust assets	7	1	9
Balance at end of year	$ 109	$ 102	$ 101